PNC ABSOLUTE RETURN FUND LLC

Supplement dated January 20, 2009

to the Prospectus dated August 1, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. The following replaces the section entitled “Expenses” on pages 15-18 of the prospectus:

Expenses

The Manager will provide, or will arrange at its expense for the provision of, certain management and administrative services to the Fund and the Master Fund. Among those services are: providing office space and other support services; maintaining and preserving certain records; preparing and filing various materials with state and U.S. federal regulators; providing legal and regulatory advice in connection with management and administrative services; and reviewing and arranging for payment of the Fund’s and the Master Fund’s expenses.

In consideration of the investment advisory services that the Adviser provides to the Master Fund, the Manager will pay an amount equal to one-half of the Management Fee (as defined herein) and one-half of any Incentive Fee (as defined herein) to the Adviser. The Adviser will bear all of its own costs incurred in providing investment advisory services to the Master Fund.

Fees and expenses borne by the Master Fund (and thus indirectly by the Fund and Members) include:

•     All expenses related to the Master Fund’s investment program (other than the Adviser’s own costs), including, but not limited to:

•     The Master Fund’s share of fees paid and expenses reimbursed to Investment Managers (including management fees, performance-based fees and redemption or withdrawal fees, however titled or structured);

•     All costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, such as direct and indirect expenses associated with the Master Fund’s investments, including its investments in Investment Funds (whether or not consummated);

•     All costs and expenses related to enforcing the Master Fund’s rights in respect of such investments;

•     Transfer taxes and premiums;

•     Taxes withheld on non-U.S. income;

•     Fees for data and software providers;

•     Research expenses;

•     Brokerage commissions, if applicable in connection with temporary or cash management investments;

•     Lind of credit commitment fees and interest expense on loans and debit balances;

•     Borrowing charges on securities sold short;

•     Dividends on securities sold but not yet purchased; and

•     Margin fees;

•     Fees and out-of-pocket expenses of the Custodian;

•     The Management Fee;

•     Operational expenses, including, but not limited to:

•     Attorneys’ fees and disbursements;

•     Fees and disbursements of accountants and tax professionals related to the annual audit and tax return preparation of the Master Fund;

•     The Administrative Fee and the Administrator’s out-of-pocket expenses;

•     The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

•     The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to the Master Fund’s members;

•     Fees and travel expenses of Directors relating to meetings of the Master Fund’s Board and committees thereof;

•     Fees and travel expenses of the Chief Compliance Officer; and

•     Any extraordinary expenses, including indemnification expenses.

Fees and expenses borne by the Fund (and thus indirectly by Members) include:

•     Operational expenses, including, but not limited to:

•     Attorneys’ fees and disbursements;

•     Fees and disbursements of accountants and tax professionals related to the annual audit and tax return preparation of the Fund;

•     The Administrative Fee and the Administrator’s out-of-pocket expenses paid by the Fund;

•     Escrow fees and related expenses;

•     The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

•     The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to Members;

•     Fees and travel expenses of Directors relating to meetings of the Board and committees thereof; and

•     Any extraordinary expenses, including indemnification expenses;

•     Registration fees;

•     The Incentive Fee, if any.

The Fund will pay the ongoing offering costs incurred in connection with the periodic offers of Interests. The Fund as an investor in the Master Fund will also bear its pro rata share of any ongoing offering costs incurred in connection with the periodic offers of the Master Fund’s interests.

B. The following replaces the section entitled “Fund Expenses” on pages 72-74 of the prospectus:

The Manager will provide, or will arrange at its expense for the provision of, certain management and administrative services to the Fund and the Master Fund. Among those services are: providing office space and other support services; maintaining and preserving certain records; preparing and filing various materials with state and U.S. federal regulators; providing legal and regulatory advice in connection with management and administrative services; and reviewing and arranging for payment of the Fund’s and the Master Fund’s expenses.

In consideration of the investment advisory services that the Adviser provides to the Master Fund, the Manager will pay an amount equal to one-half of the Management Fee and one-half of any Incentive Fee to the Adviser. The Adviser will bear all of its own costs incurred in providing investment advisory services to the Master Fund.

Fees and expenses borne by the Master Fund (and thus indirectly by the Fund and Members) include:

•	All expenses related to the Master Fund’s investment program (other than the Adviser’s own costs), including, but not limited to:

•	The Master Fund’s share of fees paid and expenses reimbursed to Investment Managers (including management fees, performance-based fees and redemption or withdrawal fees, however titled or structured);

•

All costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, such as direct and indirect expenses associated with the Master Fund’s investments, including its investments in Investment Funds (whether or not consummated);

•	All costs and expenses related to enforcing the Master Fund’s rights in respect of such investments;

•	Transfer taxes and premiums;

•	Taxes withheld on non-U.S. income;

•	Fees for data and software providers;

•	Research expenses;

•	Brokerage commissions, if applicable in connection with temporary or cash management investments;

•	Line of credit and commitment fees and interest expenses on loans and debit balances;

•	Borrowing charges on securities sold short;

•	Dividends on securities sold but not yet purchased; and

•	Margin fees;

•	Fees and out-of-pocket expenses of the Custodian;

•	The Management Fee;

•	Operational expenses, including, but not limited to:

•	Attorneys’ fees and disbursements;

•	Fees and disbursements to accountants and tax professionals and expenses related to the annual audit of the Master Fund;

•	The portion of the Administrative Fee and the Administrator’s out-of-pocket expenses paid by the Master Fund;

•	The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

•	The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to the Master Fund’s members;

•	Fees and travel expenses of Directors relating to meetings of the Master Fund’s Board and committees thereof;

•	Fees and travel expenses of the Chief Compliance Officer; and

•	Any extraordinary expenses, including indemnification expenses.

Fees and expenses borne by the Fund (and thus indirectly by Members) include:

•	Operational expenses, including, but not limited to:

•	Any interest expense;

•	Attorneys’ fees and disbursements;

•	Fees and disbursements of accountants and expenses related to the annual audit of the Fund;

•	The Administrative Fee and the Administrator’s out-of-pocket expenses paid by the Fund;

•	Escrow fees and related expenses;

•	The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

•	The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to Members;

•	Fees and travel expenses of Directors relating to meetings of the Board and committees thereof; and

•	Any extraordinary expenses, including indemnification expenses;

•	Registration fees;

•	The Incentive Fee, if any.

The Fund will pay the ongoing offering costs incurred in connection with the periodic offers of Interests. The Fund as an investor in the Master Fund will also bear its pro rata share of any ongoing offering costs incurred in connection with the periodic offers of the Master Fund’s interests.

Investment Funds will bear various expenses in connection with their operations similar to those incurred by the Fund and the Master Fund. Investment Managers generally will assess asset-based fees to and receive performance-based fees from the Investment Funds (or their investors), which effectively will reduce the investment return of the Investment Funds. These expenses and fees will be in addition to those incurred by the Fund and the Master Fund themselves. As an indirect investor in the Investment Funds, the Fund will bear its proportionate share of the expenses and fees of the Investment Funds, including any performance-based fees payable to the Investment Managers.

C. The following replaces the section entitled “The Adviser” on pages 64-66 of the prospectus:

Ramius Fund of Funds Group LLC (formerly known as Ramius HVB Partners, LLC), a limited liability company organized under the laws of Delaware, is the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is jointly owned by Ramius LLC (formerly Ramius Capital Group, LLC), a limited liability company organized under the laws of Delaware, and HVB, a German corporation. The Adviser’s offices are located at 599 Lexington Avenue, 19th Floor, New York, NY 10022. The Adviser is the vehicle for a strategic partnership between HVB and its affiliates and Ramius to combine their respective fund of hedge funds businesses but is managed exclusively by Ramius. The strategic partnership closed on December 31, 2004.

Following the Business Combination Agreement between HVB and UniCredit S.p.A. and the conclusion of the public tender offer by UniCredit S.p.A. to all shareholders of HVB on November 17, 2005, UniCredit S.p.A has a 93.93% stake in HVB thus making HVB and its affiliates a member of the “UniCredit Group.” HVB is the second largest private bank in Germany with 5% market share, over 26,000 employees, 680 branches and over 4 million customers. The UniCredit Group holds the leading position in the economic hub of Italy, Germany, Austria and Central and Eastern Europe with over 140,000 employees, 7,000 branches and over 28 million customers.

Ramius is the managing member of the Adviser and is an investment management firm that specializes in utilizing alternative asset class strategies. Ramius has been involved in providing discretionary investment management services to U.S. and international private investors, domestic pension funds, foundations, corporations, insurance companies and other fiduciaries since 1994. Ramius’ managing member is C4S & Co., LLC.

The day-to-day management of the Master Fund’s portfolio will be the responsibility of the Adviser’s Investment Management Committee, which is made up of the following individuals:

Thomas W. Strauss is a Managing Member of Ramius and a member of its Executive Committee. Mr. Strauss is also Chief Executive Officer of the Adviser, the General Partner and Investment Manager for Ramius’ multi-manager business, and a member of its Investment Management Committee. Mr. Strauss joined the Adviser in 1995. Mr. Strauss was the former President of Salomon Brothers and Vice Chairman of Salomon Inc. Over the course of his career, he was a former Board member of: The Governors of the American Stock Exchange, the Chicago Mercantile Exchange, the Public Securities Association, the Securities Industry Association, and The Federal Reserve Intl. Capital Markets Advisory Committee. Mr. Strauss graduated from the University of Pennsylvania with a Bachelor of Arts degree in Economics.

Stuart Davies is a Managing Director and Chief Investment Officer of the Adviser, the General Partner and Investment Manager for Ramius’ multi-manager business. Mr. Davies joined the firm in January 2009. Prior to joining Ramius, Mr. Davies was a Managing Director and Global Head of Investments at Ivy Asset Management in New York and was a member of Ivy’s Executive Committee and Investment Committee. Earlier in Mr. Davies’ career, he was a member of the International Investment Committee of Coronation Fund Manager and also spent three years at Nedcor Investment Bank International, a subsidiary of Old Mutual Plc, as Head of the Investment Team. Mr. Davies started his career in 1992 with Deloitte and Touche in both their audit and corporate finance divisions. Mr. Davies graduated from the University of Cape Town with a Bachelor of Commerce and Post Graduate Diploma in Accounting. He is also a Chartered Accountant and a Chartered Financial Analyst.

Vikas Kapoor is a Managing Director and Head of Risk Management and Portfolio Construction of the Adviser, the General Partner and Investment Manager for Ramius’ multi-manager business. Mr. Kapoor joined the firm in June 2008. Prior to joining Ramius, Mr. Kapoor was a Managing Director at Arden Asset Management focusing on risk management and technology, and was a member of Arden’s Investment Committee. Earlier in Mr. Kapoor’s career, he was Managing Director of Deutsche Bank’s Absolute

Return Strategies Group where he also focused on risk infrastructure and technology for both the single manager and fund of funds business. Mr. Kapoor received an M.S. in Computational Finance from Carnegie Mellon University in 2000, an M.B.A. in Finance with Honors from the Tulane University in New Orleans in 1996 and a B.S. in Mechanical Engineering from Regional Engineering College, Kurukshetra, India in 1991.

Brian Briskin is a Managing Director at the Adviser, the General Partner and Investment Manager for Ramius’ multi-manager business. Mr. Briskin is responsible for underlying manager selection, due diligence, and portfolio and risk management activities. Prior to joining Ramius in April 2007, Mr. Briskin was a Managing Director at Focus Investment Group from February 2000 through March 2007. Specifically, Mr. Briskin worked as a member of the Asset Management Committee responsible for underlying manager selection, due diligence, and portfolio management. From 1996 to 2000, Mr. Briskin worked as a Portfolio Research Analyst at Neuberger Berman in New York. Mr. Briskin received a M.B.A. in Finance from The Zicklin School of Business at Baruch College in 1999, and received a B.A. from The State University of New York at Oneonta in Business Economics in 1992. Mr. Briskin received his Chartered Financial Analyst designation from the CFA Institute in 2002.

Hiren Patel is a Managing Director at the Advisor and Head of the Portfolio Solutions Group which designs customized portfolios for large institutional clients and is the primary interface between Ramius Fund of Fund’s portfolio management and business development efforts. Previously, as a Senior Portfolio Manager, he was responsible for manager selection, due diligence, portfolio management and risk assessment activities across a variety of investment strategies. Mr. Patel joined the Firm in February 1998.

Prior to joining Ramius, Mr. Patel was a Senior Consultant in the Securities Industry Consulting Group at Price Waterhouse where he was primarily responsible for providing strategy, technology and operations consulting services to international and domestic commercial banks interested in forming broker/dealer subsidiaries. During the earlier part of his tenure at Price Waterhouse, Mr. Patel was engaged in a variety of strategy, market research, financial and technology consulting projects involving multi-national financial services firms. Mr. Patel received an M.B.A. in Finance from Virginia Tech in 1992 and a B.S. in Finance from Virginia Tech in 1990.

Portfolio Manager Compensation Structure

Compensation for the portfolio managers is a combination of a fixed salary and a discretionary bonus. The Adviser pays the portfolio managers’ compensation in cash. The discretionary bonus is not tied directly to the performance or the value of assets of the Master Fund or any other fund managed by the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support. As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus without any contribution from the Adviser into a tax-qualified retirement plan. In addition, senior portfolio managers receive discretionary, non-voting equity-based compensation, a portion of which is reinvested into the Adviser’s flagship fund-of-hedge funds product, and which is determined, in part, based on the profits earned by the Adviser. All portfolio managers are also eligible to participate in profit-sharing plans created for employees of Ramius, pursuant to which a fixed dollar amount of profit sharing is paid in equal amounts to such employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table provides information relating to other accounts managed by the Investment Management Committee, which is responsible for the day-to-day management of the Master Fund’s portfolio, for the fiscal year ended March 31, 2008. Mr. Davies joined the Adviser on January 20, 2009 and will manage the same accounts as the Adviser’s Investment Management Committee.

	Number of Accounts Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets	Total Assets Managed with Performance- Based Advisory Fees
Thomas W. Strauss, Vikas Kapoor, Brian Briskin, Hiren Patel*
Registered investment companies	2	2	$270,565,701	$270,565,701
Other pooled investment vehicles	28	25	$2,717,527,013	$2,355,173,248
Other accounts	12	11	$784,907,286	$645,024,885

* All portfolio managers work together as a management team, and no individual portfolio manager is solely responsible for an account.

The Adviser and its affiliates may carry on investment activities for their own accounts, for the accounts of their employees (and their families) and for other accounts in which the Master Fund has no interest. The Adviser and its affiliates also provide investment management services to other clients, including other collective investment vehicles. The Adviser and its affiliates may give advice and recommend securities to other managed accounts or investment funds which may differ from advice given to, or securities recommended or bought for, the Master Fund, even though their investment programs may be the same or similar.

Certain inherent conflicts of interest arise from the fact that the Adviser and its affiliates generally carry on other investment activities in which the Fund will have no interest.

Security Ownership of Portfolio Manager

As of January 20, 2009, no portfolio manager was the beneficial owner of any securities in the Fund or the Master Fund.